Other income, gains or loss - net (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other income, gains or loss - net
Net foreign exchange (loss)/gain	¥ 77,143	¥ 285,722	¥ (8,569)
Government grants and tax rebates (Note a)	51,080	63,627	17,795
Net gain on financial assets at fair value through profit or loss	45,644	49,447	38,891
Gain on dilution of interest in associate (Note 14)		2,511
Net gain on financial assets at fair value through other comprehensive income	7	2,092	44
Gain/(loss) on disposal of property, plant and equipment and intangible asset	(266)	1,302	13,267
Guarantee (loss)/gain, net (Note b)	10,757	(69,185)	(137,191)
Net loss on derivatives	(169,545)	(281,691)	(244)
Others	(899)	4,607	1,753
Other income, gains or loss net	¥ 13,921	¥ 58,432	¥ (74,254)